Note 23 - Financial Instruments	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of fair value of financial instruments [text block]

Note 23: Financial instruments

The Company’s financial instruments as at December 31, 2024, consisted of cash, marketable securities, accounts receivable, other investments, deposits, and accounts payable and accrued liabilities. The fair values of these financial instruments approximate their carrying values, unless otherwise noted.

(a)	Financial assets and liabilities by categories

	At December 31, 2024			At December 31, 2023
	Amortized Cost	FVTPL	Total	Amortized Cost	FVTPL	Total
Cash	$4,912	$-	$4,912	$7,313	$-	$7,313
Marketable securities	-	2,358	2,358	-	1,166	1,166
Other investments	-	2,063	2,063	-	-	-
Deposits	191	-	191	100	-	100
Accounts receivable	54		54	374	-	374
Total financial assets	$5,157	$4,421	$9,578	$7,787	$1,166	$8,953
Accounts payable and accrued liabilities	855	-	855	1,034	-	1,034
Total financial liabilities	$855	$-	$855	$1,034	$-	$1,034

(b)	Financial assets and liabilities measured at fair value

The categories of the fair value hierarchy that reflect the significance of inputs used in making fair value measurements are as follows:

Level 1 – fair values based on unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 – fair values based on inputs that are observable for the asset or liability, either directly or indirectly; and

Level 3 – fair values based on inputs for the asset or liability that are not based on observable market data.

The Company’s policy to determine when a transfer occurs between levels is to assess the impact at the date of the event or the change in circumstances that could result in a transfer. No transfers occurred between the levels during the year.

As at December 31, 2024, the Company’s financial instruments measured at fair value on a recurring basis were the Company’s marketable securities which were classified as Level 1, and other investments which were classified as Level 3. There were no financial assets or financial liabilities measured and recognized in the consolidated statements of financial position at fair value that would be categorized as level 2 in the fair value hierarchy.

The Company’s financial instruments measured at fair value on a recurring basis were as follows:

	At December 31
	2024		2023
	Level 1	Level 3	Level 1
Marketable securities	$2,358	-	$1,166
Other investments	-	$2,063	-

Other investments categorized within Level 3 of the fair value hierarchy is an investment in equity and measured subsequently at FVTPL.

During the years ended December 31, 2023, there were no financial assets or financial liabilities measured and recognized on the consolidated statements of financial position at fair value that would be categorized as level 2 or 3 in the fair value hierarchy.

(c)	Financial instruments and related risks

The Company’s financial instruments are exposed to liquidity risk, credit risk and market risks, which include currency risk, interest rate risk and price risk. As at December 31, 2024, the primary risks were as follows:

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities. The Company proactively manages its capital resources and has in place a budgeting and cash management process to help determine the funds required to ensure the Company has the appropriate liquidity to meet its current exploration plans and achieve its growth objectives. The Company ensures that there is sufficient liquidity available to meet its short-term business requirements, taking into account its anticipated cash outflows from exploration activities, and its holdings of cash and marketable securities. The Company monitors and adjusts, when required, these exploration programs as well as corporate administrative costs to ensure that adequate levels of working capital are maintained.

As at December 31, 2024, the Company had unrestricted cash of $4,912 ( December 31, 2023 – $7,313), working capital surplus of $8,045 ( December 31, 2023 – $7,713), which the Company defines as current assets less current liabilities, and an accumulated deficit of $257,192 ( December 31, 2023 – $149,054). During the year ended December 31, 2024, Fury Gold incurred a comprehensive loss of $108,141 ( December 31, 2023 – $17,219, December 31, 2022 – income of $24,905). The Company expects to incur future operating losses in relation to exploration activities. With no source of operating cash flow, there is no assurance that sufficient funding will be available to conduct further exploration of its mineral properties.

The Company’s contractual obligations are as follows:

	Within 1 year	2 to 3 years	Over 3 years	At December 31 2024
Accounts payable and accrued liabilities	$855	$-	$-	$855
Quebec flow-through expenditure requirements	944	-	-	944
Undiscounted lease payments	65	-	-	65
Total	$1,864	$-	$-	$1,864

The Company also makes certain payments arising on mineral claims and leases on an annual or bi-annual basis to ensure all the Company’s properties remain in good standing. Cash payments of $212 were made during the year ended December 31, 2024, in respect of these mineral claims ( December 31, 2023 - $298), with $27 recognized in prepaid expenses as at December 31, 2024 ( December 31, 2023 – $78).

Credit risk

The Company’s cash and accounts receivables are exposed to credit risk, which is the risk that the counterparties to the Company’s financial instruments will cause a loss to the Company by failing to pay their obligations. The amount of credit risk to which the Company is exposed is considered insignificant as the Company’s cash is held with highly rated financial institutions in interest-bearing accounts and the accounts receivable primarily consist of sales tax receivables.

Market risk

This is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Significant market risks to which the Company is exposed are as follows:

i.	Currency risk

The Company is exposed to currency risk by having balances and transactions in currencies that are different from the relevant functional currency (the Canadian dollar). The Company’s foreign currency exposure related to its financial assets and liabilities held in US dollars was as follows:

	Years ended December 31
	2024	2023	2022
Financial assets
US$ bank accounts	$1	$1	$1
Financial liabilities
Accounts payable	-	(7)	(61)
	$1	$(6)	$(60)

A 10% increase or decrease in the US dollar to Canadian dollar exchange rate would not have a material impact on the Company’s net loss.

ii.	Price risk

The Company holds certain investments in marketable securities (note 8) which are measured at fair value, being the closing share price of each equity security at the date of the consolidated statements of financial position. The Company is exposed to changes in share prices which would result in gains and losses being recognized in the loss for the year. A 10% increase or decrease in the Company’s marketable securities’ share prices would not have a material impact on the Company’s net loss.